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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2012

Check here if Amendment: [_]; Amendment Number: ________________________________

   This Amendment (check only one):   [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fairfax Financial Holdings Limited

Address: 95 Wellington Street West

         Suite 800

         Toronto, ON M5J 2N7


Form 13F File Number: 028-12554

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Paul Rivett

Title:   Vice President

Phone:   416-367-4941


Signature, Place, and Date of Signing:

    /s/ Paul Rivett                  Toronto, ON              May 14, 2012
_______________________

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                        2

Form 13F Information Table Entry Total:                   43

Form 13F Information Table Value Total:               $2,216,912
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.    Form 13F File Number         Name

    01     028-12555                    Hamblin Watsa Investment Counsel Ltd.
    02     028-12556                    V. Prem Watsa

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                      FAIRFAX FINANCIAL HOLDINGS LIMITED
                          FORM 13F INFORMATION TABLE
                                MARCH 31, 2012

COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
--------             -------------- --------- -------- ------------------- ---------- -------- ----------------
                                               VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS  CUSIP    (X$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------       -------------- --------- -------- ---------- --- ---- ---------- -------- ---- ------ ----
ABITIBIBOWATER INC   COM NEW        003687209 250,332  17,505,751 SH        DEFINED    01,02   SOLE
BCE INC.             COM NEW        05534B760  10,722     268,300 SH        DEFINED    01,02   SOLE
BALDWIN & LYONS INC  CL B           057755209  21,706     969,875 SH        DEFINED    01,02   SOLE
BERKSHIRE HATHAWAY
  INC.               CL A           084670108     731           6 SH        DEFINED    01,02   SOLE
BERKSHIRE HATHAWAY
  INC.               CL B NEW       084670702     852      10,500 SH        DEFINED    01,02   SOLE
BRISTOL MYERS
  SQUIBB CO          COM            110122108     338      10,000 SH        DEFINED    01,02   SOLE
BROWN & BROWN INC    COM            115236101     285      12,000 SH        DEFINED    01,02   SOLE
CFS BANCORP INC.     COM            12525D102      55      10,000 SH        DEFINED    01,02   SOLE
CITIGROUP INC        COM NEW        172967424     731      20,000 SH        DEFINED    01,02   SOLE
CNINSURE INC         SPONSORED ADR  18976M103     281      45,000 SH        DEFINED    01,02   SOLE
CRESUD S A C I F Y A SPONSORED ADR  226406106  10,283     836,008 SH        DEFINED    01,02   SOLE
DELL INC             COM            24702R101 148,922   8,976,589 SH        DEFINED    01,02   SOLE
EXCO RESOURCES INC   COM            269279402   4,356     659,000 SH        DEFINED    01,02   SOLE
FRONTIER
  COMMUNICATIONS
  CORP               COM            35906A108  77,459  18,620,000 SH        DEFINED    01,02   SOLE
HOLOGIC INC          COM            436440101     431      20,000 SH        DEFINED    01,02   SOLE
INTEL CORP           SDCV           458140AD2  13,225  11,500,000 PRN       DEFINED    01,02   SOLE
JOHNSON & JOHNSON    COM            478160104 392,343   5,947,300 SH        DEFINED    01,02   SOLE
KENNEDY-WILSON
  HLDGS INC          COM            489398107   5,388     400,000 SH        DEFINED    01,02   SOLE
LEVEL 3
  COMMUNICATIONS INC COM NEW        52729N308 332,588  12,931,094 SH        DEFINED    01,02   SOLE
LEVEL 3
  COMMUNICATIONS INC NOTE           52729NBP4  97,875  75,000,000 PRN       DEFINED    01,02   SOLE
MBIA INC             COM            55262C100     294      30,000 SH        DEFINED    01,02   SOLE
MERCK & CO. INC.     COM            58933Y105     307       8,000 SH        DEFINED    01,02   SOLE
MOHAWK INDS INC      COM            608190104     386       5,800 SH        DEFINED    01,02   SOLE
MOTOROLA MOBILITY
  HLDGS INC          COM            620097105     588      15,000 SH        DEFINED    01,02   SOLE
NAM TAI ELECTRS INC  COM PAR $0.02  629865205     209      35,000 SH        DEFINED    01,02   SOLE
NEW YORK COMMUNITY
  BANCORP INC        COM            649445103     417      30,000 SH        DEFINED    01,02   SOLE
NEW YORK TIMES CO    CL A           650111107     238      35,000 SH        DEFINED    01,02   SOLE
NEWMARKET CORP       COM            651587107     375       2,000 SH        DEFINED    01,02   SOLE
NOVADAQ
  TECHNOLOGIES INC   COM            66987G102  12,607   2,000,000 SH        DEFINED    01,02   SOLE
OLD REPUBLIC INTL
  CORPORATION        COM            680223104     369      35,000 SH        DEFINED    01,02   SOLE
OVERSTOCK.COM INC    COM            690370101  17,757   3,388,774 SH        DEFINED    01,02   SOLE
PATTERSON UTI
  ENERGY INC         COM            703481101     259      15,000 SH        DEFINED    01,02   SOLE
PFIZER INC           COM            717081103   5,320     235,000 SH        DEFINED    01,02   SOLE
PRIMERO MINING CORP  COM            74164W106     601     230,000 SH        DEFINED    01,02   SOLE
RESEARCH IN MOTION
  LTD                COM            760975102 394,116  26,848,500 SH        DEFINED    01,02   SOLE
RYANAIR HLDGS PLC    SPONSORED ADR  783513104   6,886     189,900 SH        DEFINED    01,02   SOLE
SLM CORP             COM            78442P106     394      25,000 SH        DEFINED    01,02   SOLE
SANDRIDGE ENERGY INC COM            80007P307  34,080   4,347,000 SH        DEFINED    01,02   SOLE
SUPERMEDIA INC       COM            868447103     857     362,974 SH        DEFINED    01,02   SOLE
US BANCORP DEL       COM NEW        902973304 140,789   4,448,310 SH        DEFINED    01,02   SOLE
USG Corp             COM NEW        903293405 116,857   6,794,000 SH        DEFINED    01,02   SOLE
WAL-MART STORES INC  COM            931142103  13,453     220,000 SH        DEFINED    01,02   SOLE
WELLS FARGO & CO.
  NEW                COM            949746101 100,852   2,956,660 SH        DEFINED    01,02   SOLE